Financial Risk Management - Interest Rate Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK FACTORS
Variable rate and short-maturity investments (as percent)	79.00%	71.00%
Fixed rate and long-maturity financing (as percent)	71.00%	71.00%
Fixed-rate financial liabilities (as percent)	49.00%	42.00%
Interest Rate Risk
FINANCIAL RISK FACTORS
Downward yield curve (as a percent)	0.25%	0.50%	0.50%
Derivatives held within a designated fair value hedge relationship
FINANCIAL RISK FACTORS
Upward yield curve	€ (26)	€ (46)	€ (105)
Downward yield curve	9	29	62
Variable rate financing
FINANCIAL RISK FACTORS
Upward yield curve	(5)	(21)	(39)
Downward yield curve	0	0	€ 19
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	40	200
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,800	3,310
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,810	2,310
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	1,350	2,220
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	120	80
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,780	3,590
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,940	2,940
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	1,750	2,590
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	310	200
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,100	4,380
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	2,310	3,310
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	2,220	2,690
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	30	30
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,520	3,030
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,800	2,310
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 1,350	€ 2,220
U.S. dollar | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	1.00%	1.00%	1.00%
EUR | Interest Rate Risk
FINANCIAL RISK FACTORS
Upward yield curve (as a percent)	0.25%	0.50%	0.50%